Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs
Wages and salaries	£ 1,597	£ 1,708	£ 2,033
Defined contribution pension cost (note 24)	67	86	98
Social security contributions and similar taxes	201	233	269
Share-based payment charge	283	28	123
Staff costs gross	£ 2,148	£ 2,055	£ 2,523